Transactions with related parties (Tables)	6 Months Ended
Jun. 30, 2024
Transactions with related parties
Schedule of transactions with related parties - condensed consolidated statements of comprehensive income

	Six months ended
	June 30
	2024	2023
Included in voyage expenses (including related party)
Charter hire commissions (a)	$987	$811
Included in general and administrative expenses (including related party)
Executive services fee (c)	$291	$291
Administrative services fee (d)	$60	$60
Management fees-related party
Management fees (a)	$3,281	$3,168

Schedule of transactions with related parties - balance sheet

	June 30,	December 31,
	2024	2023
Assets:
Working capital due from Manager (a)	$927	$—
Total assets due from related party, current	$927	$—

Security deposits to Manager (a)	$1,350	$1,350
Total assets due from related party, non-current	$1,350	$1,350

Liabilities included in Due to related party:
Working capital due to Manager (a)	$—	$615
Executive service charges due to Manager (c)	$145	$143
Administrative service charges due to Manager (e)	$30	$30
Other Partnership expenses due to Manager (a)	$254	$767
Total liabilities due to related party, current	$429	$1,555